Debt Securities in Issue - Summary of Maturities of Debt Securities in Issue (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of debt securities in issue [line items]
Total debt securities	€ 96,086	€ 103,234
Fixed rate debt securities [member]
Disclosure of debt securities in issue [line items]
Total debt securities	66,948	78,007
Fixed rate debt securities [member] | Within 1 year [member]
Disclosure of debt securities in issue [line items]
Total debt securities	29,296	27,208
Fixed rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	7,084	12,151
Fixed rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	7,629	7,365
Fixed rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	8,369	7,893
Fixed rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	5,411	8,674
Fixed rate debt securities [member] | More than 5 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	9,159	14,716
Floating rate debt securities [member]
Disclosure of debt securities in issue [line items]
Total debt securities	29,138	25,227
Floating rate debt securities [member] | Within 1 year [member]
Disclosure of debt securities in issue [line items]
Total debt securities	15,091	13,278
Floating rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	3,932	2,724
Floating rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	1,341	4,168
Floating rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	278	793
Floating rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	3,673	320
Floating rate debt securities [member] | More than 5 years [member]
Disclosure of debt securities in issue [line items]
Total debt securities	€ 4,823	€ 3,944